Intangible assets - Summary of goodwill allocation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 1,970	$ 2,201
Metal Europe
Goodwill
Goodwill	305	320
Metal Americas
Goodwill
Goodwill	29	29
Beverage Europe
Goodwill
Goodwill	577	604
Beverage Americas
Goodwill
Goodwill	437	437
Glass Packaging Europe
Goodwill
Goodwill	62	65
Glass Packaging North America
Goodwill
Goodwill	$ 560	$ 746